CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 2,159,584	$ 304,171	¥ 2,323,101	¥ 2,507,817
Cost of revenues (including share-based compensation expenses of RMB101, RMB33 and nil for the years ended December 31, 2021, 2022 and 2023, respectively)		(265,528)	(37,399)	(348,150)	(376,189)
Gross profit		1,894,056	266,772	1,974,951	2,131,628
Operating expenses
Sales and marketing expenses (including share-based compensation expenses of RMB-14, RMB4,166 and nil for the years ended December 31, 2021, 2022 and 2023, respectively)		(1,142,154)	(160,869)	(1,129,508)	(1,748,436)
Product development expenses		(33,723)	(4,750)	(42,834)	(61,325)
General and administrative expenses (including share-based compensation expenses of RMB681, RMB2,982 and nil for the years ended December 31, 2021, 2022 and 2023, respectively)		(143,286)	(20,181)	(185,667)	(207,602)
Total operating expenses		(1,319,163)	(185,800)	(1,358,009)	(2,017,363)
Income from operations		574,893	80,972	616,942	114,265
Interest income		31,094	4,379	16,248	16,175
Interest expense		(7,657)	(1,078)	(10,059)	(10,929)
Other income, net		34,097	4,802	24,527	39,156
Impairment loss on long-term investments		(61)	(9)	(500)	(5,000)
Gain on disposal of subsidiaries		43,715	6,157	1,390	43,967
Income before income tax benefit/(expenses) and (loss)/gain from equity method investments		676,081	95,223	648,548	197,634
Income tax benefit/(expenses)		(25,166)	(3,545)	(11,992)	19,618
(Loss)/gain from equity method investments		(10,084)	(1,420)	6,453	(4,886)
Net income		640,831	90,258	643,009	212,366
Less: Net (loss)/income attributable to non-controlling interest		1	0	(950)	(6,690)
Net income attributable to Sunlands Technology Group		¥ 640,830	$ 90,258	¥ 643,959	¥ 219,056
Net income per share attributable to ordinary shareholders of Sunlands Technology Group:
Earnings Per Share, Basic | (per share)		¥ 92.88	$ 13.08	¥ 94.14	¥ 32.56
Earnings Per Share, Diluted | (per share)		¥ 92.88	$ 13.08	¥ 94.14	¥ 32.56
Weighted average shares used in calculating net income per ordinary share:
Weighted average shares used in calculating net income per ordinary share, Basic	[1]	6,899,456	6,899,456	6,840,079	6,727,552
Weighted average shares used in calculating net income per ordinary share, Diluted	[1]	6,899,456	6,899,456	6,840,079	6,727,552

[1]	Effective August 31, 2021, the ratio of American Depositary Shares (“ADSs”) to Class A ordinary shares changed from each 25 ADSs representing one Class A ordinary share to each 2 ADSs representing one Class A ordinary share.